UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-22917

Absolute Shares Trust
(Exact name of registrant as specified in charter)

Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
(Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2019

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

December 31, 2019

WBI BullBear Rising Income 3000 ETF | WBIE
WBI BullBear Value 3000 ETF | WBIF
WBI BullBear Yield 3000 ETF | WBIG
WBI BullBear Quality 3000 ETF | WBIL
WBI BullBear Global Income ETF | WBII
WBI Power Factor® High Dividend ETF | WBIY
WBI BullBear Trend Switch US 3000 Total Return ETF | WBIT
WBI BullBear Trend Switch US Total Return ETF | WBIN

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Absolute Shares Trust

Table of Contents

Portfolio Allocations	1
Schedules of Investments	2
Statements of Assets and Liabilities	15
Statements of Operations	17
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	25
Expense Examples	34
Approval of Advisory Agreements and Board Considerations	37
Information About the Portfolio Holdings	39
Information About Proxy Voting	39
Information About the Funds’ Trustees	39
Frequency Distributions of Premiums and Discounts	39

(This page intentionally left blank.)

Absolute Shares Trust

Portfolio Allocations

As of December 31, 2019 (Unaudited)

WBI BullBear Rising Income 3000 ETF
Percentage of
Industry Group	Net Assets
Banks	15.3%
Pharmaceuticals,
Biotechnology & Life Sciences	11.4%
Capital Goods	7.4%
Technology Hardware &
Equipment	7.1%
Food, Beverage & Tobacco	6.7%
Diversified Financials	5.6%
Retailing	5.4%
Short-Term Investments and
Other Assets and Liabilities	5.3%
Software & Services	5.2%
Semiconductors &
Semiconductor Equipment	5.2%
Media & Entertainment	4.2%
Insurance	4.2%
Health Care Equipment
& Services	4.0%
Telecommunication Services	3.4%
Transportation	3.1%
Consumer Services	2.5%
Commercial &
Professional Services	1.6%
Materials	1.4%
Household & Personal Products	1.0%
TOTAL	100.0%

WBI BullBear Value 3000 ETF
Percentage of
Industry Group	Net Assets
Health Care Equipment
& Services	14.1%
Diversified Financials	11.6%
Banks	10.7%
Capital Goods	10.5%
Software & Services	8.1%
Semiconductors &
Semiconductor Equipment	6.7%
Insurance	6.6%
Materials	6.1%
Technology Hardware
& Equipment	4.2%
Telecommunication Services	4.0%
Pharmaceuticals,
Biotechnology & Life Sciences	3.5%
Retailing	3.5%
Consumer Services	2.7%
Food, Beverage & Tobacco	2.5%
Household & Personal Products	1.6%
Transportation	1.6%
Consumer Durables & Apparel	1.2%
Short-Term Investments and
Other Assets and Liabilities	0.8%
TOTAL	100.0%

WBI BullBear Yield 3000 ETF
Percentage of
Industry Group	Net Assets
Banks	15.5%
Diversified Financials	12.4%
Capital Goods	11.1%
Pharmaceuticals,
Biotechnology & Life Sciences	10.0%
Retailing	7.5%
Transportation	5.0%
Technology
Hardware & Equipment	4.3%
Health Care Equipment & Services	4.2%
Telecommunication Services	4.0%
Materials	4.0%
Utilities	3.8%
Food, Beverage & Tobacco	3.5%
Consumer Durables & Apparel	3.3%
Software & Services	3.2%
Consumer Services	2.8%
Household & Personal Products	1.3%
Short-Term Investments and
Other Assets and Liabilities	0.8%
Semiconductors &
Semiconductor Equipment	0.8%
Food & Staples Retailing	0.7%
Automobiles & Components	0.5%
Media & Entertainment	0.5%
Commercial &
Professional Services	0.4%
Insurance	0.4%
TOTAL	100.0%

WBI BullBear Quality 3000 ETF
Percentage of
Industry Group	Net Assets
Diversified Financials	15.6%
Software & Services	11.3%
Pharmaceuticals,
Biotechnology & Life Sciences	10.8%
Capital Goods	9.1%
Household & Personal Products	9.0%
Materials	7.1%
Banks	6.2%
Semiconductors &
Semiconductor Equipment	5.4%
Food, Beverage & Tobacco	4.4%
Health Care Equipment & Services	4.3%
Technology
Hardware & Equipment	4.3%
Consumer Durables & Apparel	3.1%
Transportation	3.0%
Retailing	2.9%
Automobiles & Components	1.4%
Telecommunication Services	1.0%
Short-Term Investments and
Other Assets and Liabilities	0.7%
Commercial &
Professional Services	0.4%
TOTAL	100.0%

WBI BullBear Global Income ETF
Percentage of
Industry Group	Net Assets
Exchange Traded Funds	98.6%
Short-Term Investments and
Other Assets and Liabilities	1.4%
TOTAL	100.0%

WBI Power Factor® High Dividend ETF
Percentage of
Industry Group	Net Assets
Energy	16.6%
Materials	13.7%
Retailing	13.4%
Food, Beverage & Tobacco	9.9%
Automobiles & Components	8.6%
Telecommunication Services	6.0%
Pharmaceuticals,
Biotechnology & Life Sciences	5.3%
Consumer Services	4.3%
Diversified Financials	4.3%
Banks	4.1%
Technology
Hardware & Equipment	4.0%
Consumer Durables & Apparel	2.4%
Media & Entertainment	2.3%
Software & Services	1.4%
Insurance	1.3%
Transportation	0.8%
Short-Term Investments and
Other Assets and Liabilities	0.6%
Capital Goods	0.4%
Commercial &
Professional Services	0.3%
Food & Staples Retailing	0.3%
TOTAL	100.0%

WBI BullBear Trend Switch
US 3000 Total Return ETF
Percentage of
Industry Group	Net Assets
Exchange Traded Funds	99.1%
Short-Term Investments and
Other Assets and Liabilities	0.9%
TOTAL	100.0%

WBI BullBear Trend Switch
US Total Return ETF
Percentage of
Industry Group	Net Assets
Exchange Traded Funds	99.1%
Short-Term Investments and
Other Assets and Liabilities	0.9%
TOTAL	100.0%

Absolute Shares Trust

WBI BullBear Rising Income 3000 ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — 94.7%

Banks — 15.3%
35,949	Comerica, Inc.	$2,579,341
	BancShares, Inc. — Class A	149,019
51,311	KeyCorp	1,038,534
13,540	PNC Financial Services Group, Inc. +	2,161,390
29,783	Wintrust Financial Corporation	2,111,615
5,733	Zions Bancorporation	297,657
		8,337,556
Capital Goods — 7.4%
20,661	Allegion plc	2,573,121
3,663	Federal Signal Corporation	118,132
4,004	Fortune Brands Home & Security, Inc.	261,621
1,965	Hubbell, Inc.	290,466
3,077	Illinois Tool Works, Inc. +	552,721
3,204	MSC Industrial Direct
	Company, Inc. — Class A +	251,418
		4,047,479
Commercial & Professional Services — 1.6%
23,885	HNI Corporation	894,732

Consumer Services — 2.5%
22,127	Carnival Corporation +	1,124,715
11,166	Wendy’s Company	247,997
		1,372,712
Diversified Financials — 5.6%
5,821	Cboe Global Markets, Inc.	698,520
19,608	Intercontinental Exchange, Inc.	1,814,720
1,992	S&P Global, Inc.	543,916
		3,057,156
Food, Beverage & Tobacco — 6.7%
38,658	Campbell Soup Company +	1,910,478
11,765	Hershey Company	1,729,220
		3,639,698
Health Care Equipment & Services — 4.0%
2,182	Edwards Lifesciences Corporation*	509,039
2,950	Humana, Inc. +	1,081,234
5,358	Quest Diagnostics, Inc.	572,181
		2,162,454
Household & Personal Products — 1.0%
2,736	Estee Lauder Companies, Inc. —
	Class A	565,093

Insurance — 4.2%
45,291	Fidelity National Financial, Inc.	2,053,947
1,479	Reinsurance Group of America, Inc.	241,166
		2,295,113
Materials — 1.4%
918	Sherwin-Williams Company	535,690
7,661	Silgan Holdings, Inc.	238,104
		773,794
Media & Entertainment — 4.2%
38,686	Activision Blizzard, Inc. +	2,298,722

Pharmaceuticals, Biotechnology & Life Sciences — 11.4%
26,371	AbbVie, Inc.	2,334,888
2,378	Amgen, Inc.	573,265
35,826	Bristol-Myers Squibb Company	2,299,671
11,363	Merck & Company, Inc.	1,033,465
		6,241,289
Retailing — 5.4%
15,275	eBay, Inc. +	551,580
18,544	Ross Stores, Inc.	2,158,893
3,426	Williams-Sonoma, Inc. +	251,605
		2,962,078
Semiconductors & Semiconductor Equipment — 5.2%
6,100	QUALCOMM, Inc.	538,203
33,549	Teradyne, Inc. +	2,287,706
		2,825,909
Software & Services — 5.2%
3,863	Amdocs, Ltd.	278,870
12,285	CSG Systems International, Inc.	636,117
5,902	Microsoft Corporation	930,746
5,319	Visa, Inc. — Class A +	999,440
		2,845,173
Technology Hardware & Equipment — 7.1%
37,620	Benchmark Electronics, Inc.	1,292,623
18,055	CDW Corporation	2,578,976
		3,871,599
Telecommunication Services — 3.4%
30,514	Verizon Communications, Inc.	1,873,560

Transportation — 3.1%
4,394	Ryder System, Inc.	238,638
6,799	Southwest Airlines Company	367,010
9,344	United Parcel Service, Inc. —
	Class B +	1,093,809
		1,699,457
TOTAL COMMON STOCKS
(Cost $47,216,260)		51,763,574

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Rising Income 3000 ETF
Schedule of Investments
December 31, 2019 (Unaudited) (concluded)

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS — 1.7%
948,929	U.S. Bank Money Market
	Deposit Account, 1.50%	$948,929
TOTAL SHORT-TERM INVESTMENTS
(Cost $948,929)		948,929

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING — 20.7%
11,335,408	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.81% (a)(b)	11,335,408
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $11,335,408)		11,335,408
TOTAL INVESTMENTS — 117.1%
(Cost $59,500,597)		64,047,911
Liabilities in Excess of Other Assets — (17.1)%		(9,347,113)
NET ASSETS — 100.0%		$54,700,798
_________

+	All or a portion of this security is on loan as of December 31, 2019. Total value of securities on loan is $11,105,938.
*	Non-income producing security.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2019.
(b)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Value 3000 ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — 99.2%

Banks — 10.7%
62,584	Associated Banc-Corporation	$1,379,351
20,447	Citizens Financial Group, Inc. +	830,353
82,433	First Horizon National Corporation +	1,365,090
13,013	PNC Financial Services Group, Inc.	2,077,265
7,502	Renasant Corporation	265,721
		5,917,780
Capital Goods — 10.5%
12,630	Cummins, Inc.	2,260,265
3,125	Illinois Tool Works, Inc.	561,344
2,138	MSC Industrial Direct
	Company, Inc. — Class A +	167,769
1,381	Snap-on, Inc. +	233,941
7,644	W.W. Grainger, Inc.	2,587,647
		5,810,966
Consumer Durables & Apparel — 1.2%
44,807	Hanesbrands, Inc. +	665,384

Consumer Services — 2.7%
4,247	Boyd Gaming Corporation +	127,155
28,695	Yum China Holdings, Inc.	1,377,647
		1,504,802
Diversified Financials — 11.6%
19,317	Intercontinental Exchange, Inc.	1,787,788
22,826	Morgan Stanley	1,166,865
166,892	Navient Corporation	2,283,083
7,237	Raymond James Financial, Inc.	647,422
2,028	S&P Global, Inc.	553,745
		6,438,903
Food, Beverage & Tobacco — 2.5%
9,250	Hershey Company	1,359,565

Health Care Equipment & Services — 14.1%
2,580	Anthem, Inc.	779,237
3,326	Edwards Lifesciences Corporation*	775,923
7,267	Humana, Inc. +	2,663,501
12,131	Quest Diagnostics, Inc.	1,295,469
7,812	UnitedHealth Group, Inc.	2,296,572
		7,810,702
Household & Personal Products — 1.6%
4,174	Estee Lauder
	Companies, Inc. — Class A	862,098

Insurance — 6.6%
2,296	Assurant, Inc. +	300,960
25,697	Fidelity National Financial, Inc.	1,165,359
20,788	Globe Life, Inc.	2,187,937
		3,654,256
Materials — 6.1%
3,510	Avery Dennison Corporation	459,178
35,133	H.B. Fuller Company +	1,811,809
8,047	PolyOne Corporation	296,049
937	Sherwin-Williams Company	546,777
9,088	Silgan Holdings, Inc.	282,455
		3,396,268
Pharmaceuticals, Biotechnology & Life Sciences — 3.5%
3,629	Amgen, Inc.	874,843
11,379	Merck & Company, Inc.	1,034,920
		1,909,763
Retailing — 3.5%
15,524	eBay, Inc.	560,572
10,548	Target Corporation	1,352,359
		1,912,931
Semiconductors & Semiconductor Equipment — 6.7%
22,716	NXP Semiconductors NV	2,890,838
9,298	QUALCOMM, Inc.	820,363
		3,711,201
Software & Services — 8.1%
15,640	Cognizant Technology Solutions
	Corporation — Class A	969,993
34,630	CSG Systems International, Inc.	1,793,141
5,265	Microsoft Corporation	830,291
4,637	Visa, Inc. — Class A +	871,292
		4,464,717
Technology Hardware & Equipment — 4.2%
16,336	CDW Corporation	2,333,434

Telecommunication Services — 4.0%
36,236	Verizon Communications, Inc.	2,224,890

Transportation — 1.6%
7,743	United Parcel Service, Inc. — Class B	906,396
TOTAL COMMON STOCKS
(Cost $51,511,264)		54,884,056

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Value 3000 ETF
Schedule of Investments
December 31, 2019 (Unaudited) (concluded)

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS — 1.1%
603,224	U.S. Bank Money Market
	Deposit Account, 1.50%	$603,224
TOTAL SHORT-TERM INVESTMENTS
(Cost $603,224)		603,224

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING — 12.9%
7,119,271	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.81% (a)(b)	7,119,271
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $7,119,271)		7,119,271
TOTAL INVESTMENTS — 113.2%
(Cost $59,233,759)		62,606,551
Liabilities in Excess of Other Assets — (13.2)%		(7,298,495)
NET ASSETS — 100.0%		$55,308,056
_________

+	All or a portion of this security is on loan as of December 31, 2019. Total value of securities on loan is $6,952,007.
*	Non-income producing security.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2019.
(b)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Yield 3000 ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — 99.2%

Automobiles & Components — 0.5%
22,962	Dana, Inc.	$417,908

Banks — 15.5%
48,640	Bank OZK +	1,483,763
18,308	Citizens Financial Group, Inc.	743,488
12,510	First Hawaiian, Inc.	360,914
205,930	Huntington Bancshares, Inc.	3,105,424
80,256	KeyCorp	1,624,381
10,415	PacWest Bancorp +	398,582
306	Park National Corporation	31,328
19,819	PNC Financial Services Group, Inc. +	3,163,707
57,743	Regions Financial Corporation	990,870
13,815	Trustmark Corporation +	476,756
		12,379,213
Capital Goods — 11.1%
9,920	Cummins, Inc.	1,775,283
33,284	Eaton Corporation plc	3,152,661
35,651	Emerson Electric Company	2,718,745
4,456	Illinois Tool Works, Inc. +	800,431
5,150	MSC Industrial Direct
	Company, Inc. — Class A +	404,121
		8,851,241
Commercial & Professional Services — 0.4%
13,808	Knoll, Inc.	348,790

Consumer Durables & Apparel — 3.3%
179,405	Hanesbrands, Inc. +	2,664,164

Consumer Services — 2.8%
30,479	Carnival Corporation +	1,549,247
2,179	Domino’s Pizza, Inc. +	640,147
		2,189,394
Diversified Financials — 12.4%
76,154	Apollo Global Management, Inc. +	3,633,307
28,260	Intercontinental Exchange, Inc.	2,615,463
128,296	Invesco, Ltd.	2,306,762
7,168	OneMain Holdings, Inc.	302,131
3,608	S&P Global, Inc.	985,165
		9,842,828
Food & Staples Retailing — 0.7%
14,546	Weis Markets, Inc. +	588,968

Food, Beverage & Tobacco — 3.5%
55,803	Campbell Soup Company +	2,757,784

Health Care Equipment & Services — 4.2%
3,952	Edwards Lifesciences Corporation*	921,962
8,258	UnitedHealth Group, Inc.	2,427,687
		3,349,649
Household & Personal Products — 1.3%
4,955	Estee Lauder Companies, Inc. —
	Class A	1,023,406

Insurance — 0.4%
5,690	First American Financial Corporation	331,841

Materials — 4.0%
54,727	Greif, Inc. — Class A +	2,418,934
1,332	Sherwin-Williams Company	777,275
		3,196,209
Media & Entertainment — 0.5%
7,972	John Wiley & Sons, Inc. — Class A +	386,801

Pharmaceuticals, Biotechnology & Life Sciences — 10.0%
15,411	AbbVie, Inc. +	1,364,490
4,306	Amgen, Inc.	1,038,047
51,678	Bristol-Myers Squibb Company	3,317,211
24,404	Merck & Company, Inc.	2,219,544
		7,939,292
Retailing — 7.5%
35,626	Best Buy Company, Inc.	3,127,963
28,431	Buckle, Inc.	768,774
27,654	eBay, Inc. +	998,586
24,594	Rent-A-Center, Inc. +	709,291
5,040	Williams-Sonoma, Inc. +	370,138
		5,974,752
Semiconductors & Semiconductor Equipment — 0.8%
9,290	Teradyne, Inc.	633,485

Software & Services — 3.2%
3,902	Accenture plc — Class A +	821,644
11,907	CSG Systems International, Inc.	616,544
5,762	Visa, Inc. — Class A +	1,082,680
		2,520,868
Technology Hardware & Equipment — 4.3%
23,876	CDW Corporation	3,410,448

Telecommunication Services — 4.0%
51,904	Verizon Communications, Inc.	3,186,906

Transportation — 5.0%
4,388	Union Pacific Corporation	793,307
27,525	United Parcel Service, Inc. — Class B	3,222,076
		4,015,383
Utilities — 3.8%
151,486	AES Corporation	3,014,571
TOTAL COMMON STOCKS
(Cost $73,562,846)		79,023,901

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Yield 3000 ETF
Schedule of Investments
December 31, 2019 (Unaudited) (concluded)

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS — 1.0%
779,242	U.S. Bank Money Market
	Deposit Account, 1.50%	$779,242
TOTAL SHORT-TERM INVESTMENTS
(Cost $779,242)		779,242

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING — 15.6%
12,434,255	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.81% (a)(b)	12,434,255
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $12,434,255)		12,434,255
TOTAL INVESTMENTS — 115.8%
(Cost $86,776,343)		92,237,398
Liabilities in Excess of Other Assets — (15.8)%		(12,575,519)
NET ASSETS — 100.0%		$79,661,879
_________

+	All or a portion of this security is on loan as of December 31, 2019. Total value of securities on loan is $12,140,382.
*	Non-income producing security.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2019.
(b)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Quality 3000 ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — 99.3%

Automobiles & Components — 1.4%
37,229	Dana, Inc.	$677,568

Banks — 6.2%
34,268	CVB Financial Corporation +	739,503
12,172	PNC Financial Services Group, Inc.	1,943,016
9,108	Radian Group, Inc.	229,157
5,996	Trustmark Corporation +	206,922
		3,118,598
Capital Goods — 9.1%
3,068	CSW Industrials, Inc.	236,236
21,192	Eaton Corporation plc	2,007,306
2,252	IDEX Corporation	387,344
2,809	Illinois Tool Works, Inc. +	504,581
4,636	L3Harris Technologies, Inc.	917,326
2,111	Oshkosh Corporation	199,806
5,976	Pentair plc	274,119
		4,526,718
Commercial & Professional Services — 0.4%
7,344	Knoll, Inc.	185,509

Consumer Durables & Apparel — 3.1%
15,725	Hanesbrands, Inc. +	233,516
12,924	NIKE, Inc. — Class B	1,309,331
		1,542,847
Diversified Financials — 15.6%
14,541	Ameriprise Financial, Inc.	2,422,240
4,238	Cboe Global Markets, Inc.	508,560
27,305	Federated Investors, Inc. — Class B +	889,870
4,368	Houlihan Lokey, Inc.	213,464
18,037	Intercontinental Exchange, Inc.	1,669,324
17,490	LPL Financial Holdings, Inc.	1,613,453
1,819	S&P Global, Inc.	496,678
		7,813,589
Food, Beverage & Tobacco — 4.4%
44,461	Campbell Soup Company +	2,197,263

Health Care Equipment & Services — 4.3%
1,991	Edwards Lifesciences Corporation*	464,481
4,656	Humana, Inc. +	1,706,517
		2,170,998
Household & Personal Products — 9.0%
11,237	Estee Lauder Companies, Inc. — Class A	2,320,890
17,366	Procter & Gamble Company	2,169,013
		4,489,903
Materials — 7.1%
3,126	NewMarket Corporation	1,520,862
3,497	Sherwin-Williams Company	2,040,639
		3,561,501
Pharmaceuticals, Biotechnology & Life Sciences — 10.8%
23,404	AbbVie, Inc. +	2,072,190
2,170	Amgen, Inc.	523,122
33,092	Bristol-Myers Squibb Company	2,124,175
7,705	Merck & Company, Inc.	700,770
		5,420,257
Retailing — 2.9%
11,199	Target Corporation	1,435,824

Semiconductors & Semiconductor Equipment — 5.4%
5,568	QUALCOMM, Inc.	491,264
32,372	Teradyne, Inc. +	2,207,447
		2,698,711
Software & Services — 11.3%
2,457	Accenture plc — Class A +	517,371
3,269	Booz Allen Hamilton
	Holding Corporation	232,524
3,927	CSG Systems International, Inc.	203,340
53,356	EVERTEC, Inc. +	1,816,238
13,675	Microsoft Corporation	2,156,548
3,708	Visa, Inc. — Class A +	696,733
		5,622,754
Technology Hardware & Equipment — 4.3%
14,955	CDW Corporation	2,136,172

Telecommunication Services — 1.0%
8,030	Verizon Communications, Inc.	493,042

Transportation — 3.0%
1,333	Landstar System, Inc.	151,789
2,766	Union Pacific Corporation	500,065
7,231	United Parcel Service, Inc. — Class B	846,461
		1,498,315
TOTAL COMMON STOCKS
(Cost $46,144,156)		49,589,569

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Quality 3000 ETF
Schedule of Investments
December 31, 2019 (Unaudited) (concluded)

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS — 1.4%
707,129	U.S. Bank Money Market
	Deposit Account, 1.50%	$707,129
TOTAL SHORT-TERM INVESTMENTS
(Cost $707,129)		707,129

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING — 13.8%
6,891,274	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.81% (a)(b)	6,891,274
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $6,891,274)		6,891,274
TOTAL INVESTMENTS — 114.5%
(Cost $53,742,559)		57,187,972
Liabilities in Excess of Other Assets — (14.5)%		(7,248,829)
NET ASSETS — 100.0%		$49,939,143
_________

+	All or a portion of this security is on loan as of December 31, 2019. Total value of securities on loan is $6,725,346.
*	Non-income producing security.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2019.
(b)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Global Income ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS — 98.6%
757,085	iShares Broad USD High Yield
	Corporate Bond ETF +	$31,116,193
113,930	iShares Intermediate-Term
	Corporate Bond ETF	6,605,662
103,156	SPDR Bloomberg Barclays
	High Yield Bond ETF +	11,299,708
103,970	Vanguard Long-Term
	Corporate Bond ETF	10,538,399
79,375	VanEck Vectors Fallen Angel
	High Yield Bond ETF +	2,369,344
620,519	Xtrackers USD High Yield
	Corporate Bond ETF +	31,255,542
TOTAL EXCHANGE TRADED FUNDS
(Cost $91,928,250)		93,184,848

Shares/
Amount
SHORT-TERM INVESTMENTS — 1.5%
1,412,229	U.S. Bank Money Market
	Deposit Account, 1.50%	1,412,229
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,412,229)	1,412,229

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING — 20.9%
19,732,627	Mount Vernon Liquid Assets
Portfolio, LLC, 1.81% (a)(b)	19,732,627
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $19,732,627)	19,732,627
TOTAL INVESTMENTS — 121.0%
(Cost $113,073,106)	114,329,704
Liabilities in Excess of Other Assets — (21.0)%	(19,825,134)
NET ASSETS — 100.0%	$94,504,570
_________

+	All or a portion of this security is on loan as of December 31, 2019. Total value of securities on loan is $19,325,384.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2019.
(b)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Power Factor® High Dividend ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — 99.4%

Automobiles & Components — 8.6%
471,653	Ford Motor Company	$4,386,373
27,611	General Motors Company	1,010,563
87,146	Goodyear Tire & Rubber Company	1,355,556
34,597	Harley-Davidson, Inc. +	1,286,662
		8,039,154
Banks — 4.1%
18,676	Boston Private Financial Holdings, Inc.	224,672
15,479	Hope Bancorp, Inc.	230,018
79,583	Huntington Bancshares, Inc.	1,200,112
62,882	KeyCorp	1,272,732
23,028	PacWest Bancorp +	881,282
		3,808,816
Capital Goods — 0.4%
4,305	MSC Industrial Direct
	Company, Inc. — Class A	337,813

Commercial & Professional Services — 0.3%
18,686	Covanta Holding Corporation	277,300

Consumer Durables & Apparel — 2.4%
11,334	Ethan Allen Interiors, Inc. +	216,026
76,091	Tapestry, Inc.	2,052,174
		2,268,200
Consumer Services — 4.3%
53,590	Carnival Corporation +	2,723,980
55,259	H&R Block, Inc.	1,297,481
		4,021,461
Diversified Financials — 4.3%
10,752	Artisan Partners Asset
	Management, Inc. — Class A	347,505
132,178	Invesco, Ltd.	2,376,560
59,708	Navient Corporation	816,805
26,884	Waddell & Reed
	Financial, Inc. — Class A +	449,501
		3,990,371
Energy — 16.6%
17,040	CVR Energy, Inc. +	688,927
54,015	Exxon Mobil Corporation +	3,769,167
106,541	Occidental Petroleum Corporation +	4,390,554
134,739	Schlumberger, Ltd.	5,416,508
13,586	Valero Energy Corporation	1,272,329
		15,537,485
Food & Staples Retailing — 0.3%
17,142	SpartanNash Company	244,102

Food, Beverage & Tobacco — 9.9%
97,038	Altria Group, Inc.	4,843,167
52,725	Philip Morris International, Inc.	4,486,370
		9,329,537
Insurance — 1.3%
13,207	Prudential Financial, Inc.	1,238,024

Materials — 13.7%
99,257	Chemours Company +	1,795,559
22,517	Domtar Corporation	861,050
6,036	Greif, Inc. — Class A	266,791
65,308	International Paper Company	3,007,433
30,539	LyondellBasell
	Industries N.V. — Class A	2,885,325
70,291	Olin Corporation	1,212,520
66,182	Westrock Company	2,839,870
		12,868,548
Media & Entertainment — 2.3%
84,574	AMC Entertainment
	Holdings, Inc. — Class A +	612,316
67,288	Interpublic Group of Companies, Inc.	1,554,353
		2,166,669
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
56,029	AbbVie, Inc.	4,960,808

Retailing — 13.4%
81,798	Abercrombie & Fitch
	Company — Class A	1,414,288
44,892	Big Lots, Inc. +	1,289,298
120,055	Gap, Inc. +	2,122,572
38,082	Kohl’s Corporation +	1,940,278
227,186	Macy’s, Inc. +	3,862,162
36,170	Nordstrom, Inc. +	1,480,438
19,955	PetMed Express, Inc. +	469,342
		12,578,378
Software & Services — 1.4%
10,087	International Business
	Machines Corporation	1,352,061

Technology Hardware & Equipment — 4.0%
63,712	Seagate Technology plc	3,790,864

Telecommunication Services — 6.0%
111,346	AT&T, Inc.	4,351,401
20,262	Verizon Communications, Inc.	1,244,087
		5,595,488
Transportation — 0.8%
14,734	Ryder System, Inc.	800,203
TOTAL COMMON STOCKS
(Cost $88,735,190)		93,205,282

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI Power Factor® High Dividend ETF
Schedule of Investments
December 31, 2019 (Unaudited) (concluded)

Shares/
Amount	Security Description	Value
SHORT-TERM INVESTMENTS — 1.8%
1,643,655	U.S. Bank Money Market
	Deposit Account, 1.50%	$1,643,655
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,643,655)		1,643,655

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING — 21.7%
20,384,551	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.81% (a)(b)	20,384,551
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $20,384,551)		20,384,551
TOTAL INVESTMENTS — 122.9%
(Cost $110,763,396)		115,233,488
Liabilities in Excess of Other Assets — (22.9)%		(21,434,726)
NET ASSETS — 100.0%		$93,798,762
_________

+	All or a portion of this security is on loan as of December 31, 2019. Total value of securities on loan is $19,987,281.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2019.
(b)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Trend Switch US 3000 Total Return ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS — 99.1%
440,925	iShares Broad USD High Yield
	Corporate Bond ETF +	$18,122,018
59,888	SPDR Bloomberg Barclays
	High Yield Bond ETF	6,560,131
362,986	Xtrackers USD High Yield
	Corporate Bond ETF	18,283,605
TOTAL EXCHANGE TRADED FUNDS
(Cost $42,339,146)		42,965,754

Shares/
Amount
SHORT-TERM INVESTMENTS — 1.2%
527,750	U.S. Bank Money Market
	Deposit Account, 1.50%	527,750
TOTAL SHORT-TERM INVESTMENTS
(Cost $527,750)		527,750

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING — 0.2%
100,800	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.81% (a)(b)	100,800
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $100,800)		100,800
TOTAL INVESTMENTS — 100.5%
(Cost $42,967,696)		43,594,304
Liabilities in Excess of Other Assets — (0.5)%		(240,152)
NET ASSETS — 100.0%		$43,354,152
_________

+	All or a portion of this security is on loan as of December 31, 2019. Total value of securities on loan is $98,640.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2019.
(b)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

WBI BullBear Trend Switch US Total Return ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS — 99.1%
204,462	iShares Broad USD High Yield
	Corporate Bond ETF +	$8,403,388
27,796	SPDR Bloomberg Barclays
	High Yield Bond ETF	3,044,774
168,301	Xtrackers USD High Yield
	Corporate Bond ETF	8,477,321
TOTAL EXCHANGE TRADED FUNDS
(Cost $19,634,709)		19,925,483

Shares/
Amount
SHORT-TERM INVESTMENTS — 1.2%
243,847	U.S. Bank Money Market
	Deposit Account, 1.50%	243,847
TOTAL SHORT-TERM INVESTMENTS
(Cost $243,847)		243,847

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING — 7.8%
1,570,800	Mount Vernon Liquid Assets
	Portfolio, LLC, 1.81% (a)(b)	1,570,800
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $1,570,800)		1,570,800
TOTAL INVESTMENTS — 108.1%
(Cost $21,449,356)		21,740,130
Liabilities in Excess of Other Assets — (8.1)%		(1,636,706)
NET ASSETS — 100.0%		$20,103,424
_________

+	All or a portion of this security is on loan as of December 31, 2019. Total value of securities on loan is $1,537,140.
(a)	The rate quoted is the annualized seven-day yield as of December 31, 2019.
(b)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Assets and Liabilities

December 31, 2019 (Unaudited)

	WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear
	3000 ETF	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF
ASSETS
Investments in securities, at value *+ (Note 2)	$64,047,911	$62,606,551	$92,237,398	$57,187,972
Receivable for investments sold	2,176,309	—	—	—
Dividends and interest receivable	32,900	50,339	114,493	24,728
Prepaid expenses and other assets	28,169	28,169	28,169	28,169
Securities lending income receivable	1,010	966	1,458	966
Total Assets	66,286,299	62,686,025	92,381,518	57,241,835

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	11,335,408	7,119,271	12,434,255	6,891,274
Investments purchased	—	—	—	195,694
Distribution payable	151,273	157,255	167,557	119,294
Fund Shares redeemed	—	—	—	—
Management fees (Note 3)	39,747	42,926	57,599	37,486
Administration and fund accounting fees	29,473	29,481	29,480	29,472
Audit fees	18,053	18,062	18,060	18,056
Chief Compliance Officer fee	1,536	1,536	1,536	1,535
Custody fees	1,447	1,368	3,098	1,002
Directors fees	—	—	—	—
Legal fees	—	—	—	—
Accrued other expenses	8,564	8,070	8,054	8,879
Total Liabilities	11,585,501	7,377,969	12,719,639	7,302,692
NET ASSETS	$54,700,798	$55,308,056	$79,661,879	$49,939,143

NET ASSETS CONSIST OF:
Paid-in Capital	$91,935,091	$71,442,263	$133,912,005	$78,418,045
Total distributable earnings (accumulated deficit)	(37,234,293)	(16,134,207)	(54,250,126)	(28,478,902)
Net Assets	$54,700,798	$55,308,056	$79,661,879	$49,939,143
*Cost
Investments in securities	$59,500,597	$59,233,759	$86,776,343	$53,742,559
Net Asset Value (unlimited shares authorized):
Net Assets	$54,700,798	$55,308,056	$79,661,879	$49,939,143
Shares Outstanding ^	1,946,278	1,988,315	3,230,183	1,827,182
Net Asset Value, Offering and Redemption Price per Share	$28.11	$27.82	$24.66	$27.33

^	No Par Value
+	Including securities on loan of $11,105,938, $6,952,007, $12,140,382 and $6,725,346, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Assets and Liabilities (concluded)

December 31, 2019 (Unaudited)

			WBI BullBear	WBI BullBear
	WBI BullBear	WBI Power	Trend Switch	Trend Switch
	Global	Factor® High	US 3000 Total	US Total
	Income ETF	Dividend ETF	Return ETF	Return ETF
ASSETS
Investments in securities, at value *+ (Note 2)	$114,329,704	$115,233,488	$43,594,304	$21,740,130
Receivable for investments sold	—	1,652,290	1,536,002	766,456
Dividends and interest receivable	11,662	478,696	419	197
Prepaid expenses and other assets	6,104	6,104	3,745	4,247
Securities lending income receivable	5,985	5,515	3	244
Total Assets	114,353,455	117,376,093	45,134,473	22,511,274

LIABILITIES
Payables
Collateral received for securities loaned (Note 7)	19,732,627	20,384,551	100,800	1,570,800
Investments purchased	—	337,899	—	—
Distribution payable	—	1,449,049	1,655,458	825,628
Fund shares redeemed	—	1,316,115	—	—
Management fees (Note 3)	68,427	43,110	23,960	11,422
Administration and fund accounting fees	20,310	19,995	—	—
Audit fees	12,286	12,027	—	—
Chief Compliance Officer fee	1,548	1,548	—	—
Custody fees	1,765	2,695	—	—
Directors fees	103	103	103	—
Legal fees	3,021	3,021	—	—
Accrued other expenses	8,798	7,218	—	—
Total Liabilities	19,848,885	23,577,331	1,780,321	2,407,850
NET ASSETS	$94,504,570	$93,798,762	$43,354,152	$20,103,424

NET ASSETS CONSIST OF:
Paid-in Capital	$98,469,636	$96,694,252	$43,499,704	$20,496,393
Total distributable earnings (accumulated deficit)	(3,965,066)	(2,895,490)	(145,552)	(392,969)
Net Assets	$94,504,570	$93,798,762	$43,354,152	$20,103,424
*Cost
Investments in securities	$113,073,106	$110,763,396	$42,967,696	$21,449,356
Net Asset Value (unlimited shares authorized):
Net Assets	$94,504,570	$93,798,762	$43,354,152	$20,103,424
Shares Outstanding ^	3,700,000	3,550,000	2,125,000	1,025,000
Net Asset Value, Offering and Redemption Price per Share	$25.54	$26.42	$20.40	$19.61

^	No Par Value
+	Including securities on loan of $19,325,384, $19,987,281, $98,640 and $1,537,140 respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Operations

For the Period Ended December 31, 2019 (Unaudited)

	WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear
	3000 ETF	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF
INVESTMENT INCOME
Income:
Dividends +	$478,030	$447,241	$869,290	$397,880
Interest	58,464	74,763	96,431	72,324
Securities lending income (Note 7)	6,212	6,625	9,317	5,875
Total Investment Income	542,706	528,629	975,038	476,079

Expenses:
Management fees (Note 3)	243,873	231,111	325,339	230,517
Administration, fund accounting and custodian fees (Note 6)	32,886	32,617	34,257	32,312
Professional fees	22,608	22,608	22,608	22,608
Exchange fees	4,068	4,068	4,068	4,068
Directors’ fees and expenses	5,450	5,450	5,450	5,450
Shareholder reporting expenses	3,660	3,660	3,660	3,660
Insurance expenses	4,425	4,425	4,425	4,425
Miscellaneous expenses	2,782	2,781	2,781	2,782
Total Expenses	319,752	306,720	402,588	305,822
Less: Fees (Waived)/Recouped	—	—	—	—
Net Expenses	319,752	306,720	402,588	305,822
Net Investment Income	222,954	221,909	572,450	170,257

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	772,905	(1,010,019)	(328,933)	(447,877)
Net change in unrealized appreciation (depreciation) of:
Investments in securities	1,942,264	2,445,505	2,723,341	688,081
Net realized and unrealized gain (loss) on investments	2,715,169	1,435,486	2,394,408	240,204
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,938,123	$1,657,395	$2,966,858	$410,461

+	Net of withholding taxes of $0, $2,993, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Operations (concluded)

For the Period Ended December 31, 2019 (Unaudited)

			WBI BullBear	WBI BullBear
	WBI BullBear	WBI Power	Trend Switch	Trend Switch
	Global	Factor® High	US 3000 Total	US Total
	Income ETF	Dividend ETF	Return ETF	Return ETF*
INVESTMENT INCOME
Income:
Dividends +	$3,262,601	$2,607,923	$1,339,595	$637,983
Interest	10,742	10,189	4,581	1,682
Securities lending income (Note 7)	84,973	31,387	1,963	3,515
Total Investment Income	3,358,316	2,649,499	1,346,139	643,180

Expenses:
Management fees (Note 3)	472,335	263,872	134,371	65,141
Administration, fund accounting and custodian fees (Note 6)	34,813	35,248	—	—
Professional fees	20,933	20,933	2,052	2,078
Exchange fees	5,404	4,147	—	—
Directors’ fees and expenses	5,401	5,401	5,401	5,126
Shareholder reporting expenses	3,016	3,016	—	—
Insurance expenses	4,283	4,284	—	—
Miscellaneous expenses	2,788	2,783	—	—
Total Expenses	548,973	339,684	141,824	72,345
Less: Fees (Waived)/Recouped	—	(3,847)	—	—
Net Expenses	548,973	335,837	141,824	72,345
Net Investment Income	2,809,343	2,313,662	1,204,315	570,835

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	647,274	(783,666)	119,368	(33,954)
Net change in unrealized appreciation (depreciation) of:
Investments in securities	26,825	7,398,288	133,760	290,774
Net realized and unrealized gain (loss) on investments	674,099	6,614,622	253,128	256,820
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,483,442	$8,928,284	$1,457,443	$827,655

*	Fund commenced operations on July 18, 2019. This information presented is for the period from July 18, 2019 to December 31, 2019.
+	Net of withholding taxes of $0, $0, $0, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets

	WBI BullBear Rising Income 3000 ETF		WBI BullBear Value 3000 ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2019	Year Ended	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019	(Unaudited)	June 30, 2019
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$222,954	$547,760	$221,909	$499,486
Net realized gain (loss) on investments	772,905	4,030,831	(1,010,019)	1,567,690
Net change in unrealized appreciation (depreciation)
of investments	1,942,264	(242,722)	2,445,505	(1,054,522)
Net increase (decrease) in net assets
resulting from operations	2,938,123	4,335,869	1,657,395	1,012,654
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(222,666)	(561,691)	(242,901)	(485,571)
Total distributions to shareholders	(222,666)	(561,691)	(242,901)	(485,571)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	(9,619,177)	(17,453,115)	3,596,194	(15,072,530)
Total increase (decrease) in net assets	$(6,903,720)	$(13,678,937)	$5,010,688	$(14,545,447)
NET ASSETS
Beginning of Period/Year	$61,604,518	$75,283,455	$50,297,368	$64,842,815
End of Period/Year	$54,700,798	$61,604,518	$55,308,056	$50,297,368

	WBI BullBear Yield 3000 ETF		WBI BullBear Quality 3000 ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2019	Year Ended	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019	(Unaudited)	June 30, 2019
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$572,450	$1,651,835	$170,257	$303,446
Net realized gain (loss) on investments	(328,933)	(5,767,435)	(447,877)	1,920,255
Net change in unrealized appreciation (depreciation)
of investments	2,723,341	(702,154)	688,081	1,936,011
Net increase (decrease) in net assets
resulting from operations	2,966,858	(4,817,754)	410,461	4,159,712
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(632,113)	(1,601,703)	(173,238)	(322,761)
Total distributions to shareholders	(632,113)	(1,601,703)	(173,238)	(322,761)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	2,855,117	(1,887,575)	(11,499,723)	(2,590,450)
Total increase (decrease) in net assets	$5,189,862	$(8,307,032)	$(11,262,500)	$1,246,501
NET ASSETS
Beginning of Period/Year	$74,472,017	$82,779,049	$61,201,643	$59,955,142
End of Period/Year	$79,661,879	$74,472,017	$49,939,143	$61,201,643

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Statements of Changes in Net Assets (concluded)

	WBI BullBear Global Income ETF		WBI Power Factor® High Dividend ETF
	Six-Months Ended		Six-Months Ended
	December 31, 2019	Year Ended	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019	(Unaudited)	June 30, 2019
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$2,809,343	$3,905,081	$2,313,662	$4,565,044
Net realized gain (loss) on investments	647,274	5,105,961	(783,666)	(9,985,413)
Net change in unrealized appreciation (depreciation)
of investments	26,825	1,907,353	7,398,288	(6,000,041)
Net increase (decrease) in net assets
resulting from operations	3,483,442	10,918,395	8,928,284	(11,420,410)
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,141,215)	(3,929,336)	(2,385,753)	(5,384,656)
Total distributions to shareholders	(2,141,215)	(3,929,336)	(2,385,753)	(5,384,656)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	(43,126,125)	32,673,530	(15,904,190)	67,563,125
Total increase (decrease) in net assets	$(41,783,898)	$39,662,589	$(9,361,659)	$50,758,059
NET ASSETS
Beginning of Period/Year	$136,288,468	$96,625,879	$103,160,421	$52,402,362
End of Period/Year	$94,504,570	$136,288,468	$93,798,762	$103,160,421

	WBI BullBear Trend Switch		WBI BullBear Trend Switch
	US 3000 Total Return ETF		US Total Return ETF
	Six-Months Ended		Period Ended
	December 31, 2019	Period Ended	December 31, 2019[2]
	(Unaudited)	June 30, 2019[1]	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$1,204,315	$36,225	$570,835
Net realized gain (loss) on investments	119,368	77,409	(33,954)
Net change in unrealized appreciation (depreciation)
of investments	133,760	492,848	290,774
Net increase (decrease) in net assets
resulting from operations	1,457,443	606,482	827,655
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,168,482)	(40,995)	(1,220,624)
Total distributions to shareholders	(2,168,482)	(40,995)	(1,220,624)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
from capital share transactions	(2,964,646)	46,464,350	20,496,393
Total increase (decrease) in net assets	$(3,675,685)	$47,029,837	$20,103,424
NET ASSETS
Beginning of Period	$47,029,837	$—	$—
End of Period	$43,354,152	$47,029,837	$20,103,424

[1]	Fund commenced operations on May 28, 2019. The information presented is for the period from May 28, 2019 to June 30, 2019.
[2]	Fund commenced operations on July 18, 2019 The information presented is for the period from July 18, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights

For capital share outstanding throughout each period/year

	WBI BullBear Rising Income 3000 ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2019	2018	2017	2016	2015[1]
Net Asset Value, Beginning of Period/Year	$26.78	$25.96	$24.53	$21.92	$24.45	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.11	0.27	0.15	0.16	0.06	0.28
Net gain (loss) on investments (realized and unrealized)[6]	1.33	0.85	1.41	2.64	(2.53)	(0.59)
Total from investment operations	1.44	1.12	1.56	2.80	(2.47)	(0.31)
Less Distributions:
Distributions from net investment income	(0.11)	(0.30)	(0.13)	(0.19)	(0.06)	(0.24)
Tax return of capital to shareholders	—	—	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	—
Total Distributions	(0.11)	(0.30)	(0.13)	(0.19)	(0.06)	(0.24)
Net asset value, end of period/year	$28.11	$26.78	$25.96	$24.53	$21.92	$24.45
Market price, end of period/year	$28.04	$26.75	$25.93	$24.58	$21.83	$24.51
Net Assets Total Return[7]	5.37%[3]	4.22%	6.52%	12.88%	-10.14%	-1.25%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$54,701	$61,605	$75,283	$50,291	$73,427	$138,152
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.11%[4]	1.13%	1.05%	1.05%	0.99%	1.02%[4]
Expenses after fees (waived)/recouped	1.11%[4]	1.13%	1.05%	1.05%	0.99%	1.02%[4]
Net investment income (loss) to average net assets	0.78%[4]	1.01%	0.57%	0.72%	0.25%	1.30%[4]
Portfolio turnover rate[5]	227%[3]	512%	496%	279%	571%	240%[3]

	WBI BullBear Value 3000 ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2019	2018	2017	2016	2015[1]
Net Asset Value, Beginning of Period/Year	$27.19	$28.19	$26.20	$21.85	$23.98	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.11	0.32	0.18	0.29	0.04	0.24
Net gain (loss) on investments (realized and unrealized)[6]	0.64	(0.99)	2.00	4.35	(2.12)	(1.04)
Total from investment operations	0.75	(0.67)	2.18	4.64	(2.08)	(0.80)
Less Distributions:
Distributions from net investment income	(0.12)	(0.33)	(0.19)	(0.29)	(0.05)	(0.22)
Tax return of capital to shareholders	—	—	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	—
Total Distributions	(0.12)	(0.33)	(0.19)	(0.29)	(0.05)	(0.22)
Net asset value, end of period/year	$27.82	$27.19	$28.19	$26.20	$21.85	$23.98
Market price, end of period/year	$27.82	$27.16	$28.17	$26.28	$21.77	$23.98
Net Assets Total Return[7]	2.79%[3]	-2.53%	8.40%	21.34%	-8.63%	-3.29%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$55,308	$50,297	$64,843	$78,601	$72,097	$112,691
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.13%[4]	1.18%	1.05%	1.03%	0.99%	1.04%[4]
Expenses after fees (waived)/recouped	1.13%[4]	1.18%	1.05%	1.03%	0.99%	1.04%[4]
Net investment income (loss) to average net assets	0.82%[4]	1.11%	0.64%	1.19%	0.19%	1.17%[4]
Portfolio turnover rate[5]	268%[3]	567%	527%	388%	573%	294%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)

For capital share outstanding throughout each period/year

	WBI BullBear Yield 3000 ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2019	2018	2017	2016	2015[1]
Net Asset Value, Beginning of Period/Year	$24.02	$25.87	$22.89	$20.25	$23.48	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.18	0.51	0.25	0.31	0.08	0.35
Net gain (loss) on investments (realized and unrealized)[6]	0.65	(1.84)	2.98	2.66	(3.22)	(1.58)
Total from investment operations	0.83	(1.33)	3.23	2.97	(3.14)	(1.23)
Less Distributions:
Distributions from net investment income	(0.19)	(0.52)	(0.25)	(0.33)	(0.09)	(0.29)
Tax return of capital to shareholders	—	—	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	—
Total Distributions	(0.19)	(0.52)	(0.25)	(0.33)	(0.09)	(0.29)
Net asset value, end of period/year	$24.66	$24.02	$25.87	$22.89	$20.25	$23.48
Market price, end of period/year	$24.60	$23.96	$25.83	$22.95	$20.19	$23.50
Net Assets Total Return[7]	3.56%[3]	-5.22%	14.14%	14.82%	-13.37%	-4.98%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$79,662	$74,472	$82,779	$78,982	$99,236	$140,876
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.05%[4]	1.04%	1.04%	1.02%	0.98%	1.02%[4]
Expenses after fees (waived)/recouped	1.05%[4]	1.04%	1.04%	1.02%	0.98%	1.02%[4]
Net investment income (loss) to average net assets	1.50%[4]	2.04%	0.99%	1.47%	0.38%	1.67%[4]
Portfolio turnover rate[5]	263%[3]	610%	491%	352%	584%	277%[3]

	WBI BullBear Quality 3000 ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2019	2018	2017	2016	2015[1]
Net Asset Value, Beginning of Period/Year	$27.20	$26.07	$25.25	$21.87	$23.85	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[2]	0.08	0.20	0.23	0.22	0.04	0.06
Net gain (loss) on investments (realized and unrealized)[6]	0.14	1.13	0.81	3.42	(2.00)	(1.16)
Total from investment operations	0.22	1.33	1.04	3.64	(1.96)	(1.10)
Less Distributions:
Distributions from net investment income	(0.09)	(0.20)	(0.22)	(0.26)	(0.02)	(0.04)
Tax return of capital to shareholders	—	—	—	—	—	(0.01)
Distributions from net realized gain	—	—	—	—	—	—
Total Distributions	(0.09)	(0.20)	(0.22)	(0.26)	(0.02)	(0.05)
Net asset value, end of period/year	$27.33	$27.20	$26.07	$25.25	$21.87	$23.85
Market price, end of period/year	$27.29	$27.18	$26.10	$25.32	$21.79	$23.88
Net Assets Total Return[7]	0.82%[3]	5.08%	4.11%	16.80%	-8.22%	-4.41%[3]

Supplemental Data:
Net assets, end of period/year (000’s)	$49,939	$61,202	$59,955	$47,983	$80,909	$121,629
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.13%[4]	1.21%	1.07%	1.04%	0.98%	1.02%[4]
Expenses after fees (waived)/recouped	1.13%[4]	1.21%	1.07%	1.04%	0.98%	1.02%[4]
Net investment income (loss) to average net assets	0.63%[4]	0.74%	0.86%	0.94%	0.17%	0.27%[4]
Portfolio turnover rate[5]	268%[3]	477%	553%	320%	493%	296%[3]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[6]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[7]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (continued)

For capital share outstanding throughout each period/year

	WBI BullBear Global Income ETF
	Six-Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2019	2018	2017	2016	2015[1]
Net Asset Value, Beginning of Period/Year	$25.24	$23.86	$25.35	$25.18	$25.46	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[3]	0.65	0.87	0.68	0.38	0.34	0.23
Net gain (loss) on investments (realized and unrealized)[7]	0.12	1.40	(1.47)	0.20	(0.23)	0.46
Total from investment operations	0.77	2.27	(0.79)	0.58	0.11	0.69
Less Distributions:
Distributions from net investment income	(0.47)	(0.89)	(0.70)	(0.41)	(0.33)	(0.23)
Tax return of capital to shareholders	—	—	—	—	—	—
Distributions from net realized gain	—	—	—	—	(0.06)	—
Total Distributions	(0.47)	(0.89)	(0.70)	(0.41)	(0.39)	(0.23)
Net asset value, end of period/year	$25.54	$25.24	$23.86	$25.35	$25.18	$25.46
Market price, end of period/year	$25.52	$25.20	$23.83	$25.38	$25.16	$25.48
Net Assets Total Return[8]	3.10%[4]	9.75%	-3.20%	2.36%	0.45%	2.77%[4]

Supplemental Data:
Net assets, end of period/year (000’s)	$94,505	$136,288	$96,626	$162,243	$396,558	$308,062
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	0.99%[5]	0.99%	1.02%	1.00%	0.95%	0.99%[5]
Expenses after fees (waived)/recouped	0.99%[5]	0.99%	1.02%	1.00%	0.95%	0.99%[5]
Net investment income (loss) to average net assets	5.06%[5]	3.60%	2.71%	1.53%	1.35%	1.08%[5]
Portfolio turnover rate[6]	498%[4]	686%	551%	479%	364%	308%[4]

	WBI Power Factor® High Dividend ETF
	Six-Months Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019	June 30,	June 30,	June 30,
	(Unaudited)	2019	2018	2017[2]
Net Asset Value, Beginning of Period/Year	$24.56	$26.87	$24.22	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)[3]	0.60	1.12	1.21	0.53
Net gain (loss) on investments (realized and unrealized)[7]	1.90	(2.08)	3.19	(0.94)
Total from investment operations	2.50	(0.96)	4.40	(0.41)
Less Distributions:
Distributions from net investment income	(0.64)	(1.13)	(1.15)	(0.37)
Tax return of capital to shareholders	—	—	—	—
Distributions from net realized gain	—	(0.22)	(0.60)	—
Total Distributions	(0.64)	(1.35)	(1.75)	(0.37)
Net asset value, end of period/year	$26.42	$24.56	$26.87	$24.22
Market price, end of period/year	$26.30	$24.53	$26.87	$24.34
Net Assets Total Return[8]	10.28%[4]	-3.25%	18.51%	-1.64%[4]

Supplemental Data:
Net assets, end of period/year (000’s)	$93,799	$103,160	$52,402	$33,903
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	0.71%[5]	0.70%	0.85%	1.37%[5]
Expenses after fees (waived)/recouped	0.70%[5]	0.70%	0.70%	0.70%[5]
Net investment income (loss) to average net assets	4.82%[5]	4.46%	4.73%	3.81%[5]
Portfolio turnover rate[6]	68%[4]	163%	171%	78%[4]

[1]	Fund commenced operations on August 25, 2014. The information presented is for the period from August 25, 2014 to June 30, 2015.
[2]	Fund commenced operations on December 19, 2016. The information presented is for the period from December 19, 2016 to June 30, 2017.
[3]	Calculated based on average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[7]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[8]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Financial Highlights (concluded)

For capital share outstanding throughout each period/year

			WBI BullBear
	WBI BullBear Trend Switch		Trend Switch US
	US 3000 Total Return ETF		Total Return ETF
	Six-Months Ended	Period Ended	Period Ended
	December 31, 2019	June 30,	December 31,
	(Unaudited)	2019[1]	2019[2]
Net Asset Value, Beginning of Period/Year	$20.67	$20.00	$20.00
Income (Loss) from Investment Operations:
Net investment income (loss)[3]	0.61	0.02	0.53
Net gain (loss) on investments (realized and unrealized)[7]	0.18	0.67	0.23
Total from investment operations	0.79	0.69	0.76
Less Distributions:
Distributions from net investment income	(0.61)	(0.02)	(0.52)
Tax return of capital to shareholders	—	—	—
Distributions from net realized gain	(0.45)	—	(0.63)
Total Distributions	(1.06)	(0.02)	(1.15)
Net asset value, end of period/year	$20.40	$20.67	$19.61
Market price, end of period/year	$21.41	$20.69	$19.60
Net Assets Total Return[8]	3.87%[4]	3.45%[4]	3.85%[4]

Supplemental Data:
Net assets, end of period/year (000’s)	$43,354	$47,030	$20,103
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	0.69%[5]	0.66%[5]	0.65%[5]
Expenses after fees (waived)/recouped	0.69%[5]	0.66%[5]	0.65%[5]
Net investment income (loss) to average net assets	5.83%[5]	1.07%[5]	5.14%[5]
Portfolio turnover rate[6]	609%[4]	126%[4]	687%[4]

[1]	Fund commenced operations on May 28, 2019. The information presented is for the period from May 28, 2019 to June 30, 2019.
[2]	Fund commenced operations on July 18, 2019. The information presented is for the period from July 18, 2019 to December 31, 2019.
[3]	Calculated based on average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
[7]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[8]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Absolute Shares Trust

Notes to Financial Statements
December 31, 2019 (Unaudited)

NOTE 1 — ORGANIZATION

Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following eight separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI BullBear Rising Income 3000 ETF
WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI BullBear Global Income ETF
WBI Power Factor® High Dividend ETF
WBI BullBear Trend Switch US 3000 Total Return ETF
WBI BullBear Trend Switch US Total Return ETF

Each Fund is classified as diversified.

The Funds’ investment advisor, Millington Securities, Inc. (“Advisor” or “Affiliated Broker Dealer”), has selected its affiliate, WBI Investments, Inc. (“Sub-Advisor”), to act as Sub-Advisor. Both the Advisor and Sub-Advisor are registered as investment advisors with the Securities and Exchange Commission (“SEC”). The Advisor is also registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority. The Board of Trustees (the “Board” and each member a “Trustee”) supervises the conduct of the Funds.

The end of the reporting period for the Funds is December 31, 2019, and the period covered by these Notes to Financial Statements is the fiscal period from July 1, 2019 through December 31, 2019 for all funds except WBI BullBear Trend Switch US Total Return ETF, where the period covered is July 18, 2019 through December 31, 2019. (each, respectively, the “current fiscal period”).

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at the end of the current fiscal period. Actual results could differ from these estimates.

A. Valuation. All equity securities, including domestic common stocks, preferred stocks, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Select Market® and Nasdaq Capital Market® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Shares in privately offered liquidity funds are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

WBI BullBear Rising Income 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$51,763,574	$—	$—	$51,763,574
Short-Term Investments	—	948,929	—	948,929
Investments Purchased With Proceeds From Securities Lending	—	11,335,408	—	11,335,408
Total Investments in Securities, at value	$51,763,574	$12,284,337	$—	$64,047,911

WBI BullBear Value 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$54,884,056	$—	$—	$54,884,056
Short-Term Investments	—	603,224	—	603,224
Investments Purchased With Proceeds From Securities Lending	—	7,119,271	—	7,119,271
Total Investments in Securities, at value	$54,884,056	$7,722,495	$—	$62,606,551

WBI BullBear Yield 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$79,023,901	$—	$—	$79,023,901
Short-Term Investments	—	779,242	—	779,242
Investments Purchased With Proceeds From Securities Lending	—	12,434,255	—	12,434,255
Total Investments in Securities, at value	$79,023,901	$13,213,497	$—	$92,237,398

WBI BullBear Quality 3000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$49,589,569	$—	$—	$49,589,569
Short-Term Investments	—	707,129	—	707,129
Investments Purchased With Proceeds From Securities Lending	—	6,891,274	—	6,891,274
Total Investments in Securities, at value	$49,589,569	$7,598,403	$—	$57,187,972

WBI BullBear Global Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$93,184,848	$—	$—	$93,184,848
Short-Term Investments	—	1,412,229	—	1,412,229
Investments Purchased With Proceeds From Securities Lending	—	19,732,627	—	19,732,627
Total Investments in Securities, at value	$93,184,848	$21,144,856	$—	$114,329,704

WBI Power Factor® High Dividend ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$93,205,282	$—	$—	$93,205,282
Short-Term Investments	—	1,643,655	—	1,643,655
Investments Purchased With Proceeds From Securities Lending	—	20,384,551	—	20,384,551
Total Investments in Securities, at value	$93,205,282	$22,028,206	$—	$115,233,488

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)

WBI BullBear Trend Switch US 3000 Total Return ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$42,965,754	$—	$—	$42,965,754
Short-Term Investments	—	527,750	—	527,750
Investments Purchased With Proceeds From Securities Lending	—	100,800	—	100,800
Total Investments in Securities, at value	$42,965,754	$628,550	$—	$43,594,304

WBI BullBear Trend Switch US Total Return ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,925,483	$—	$—	$19,925,483
Short-Term Investments	—	243,847	—	243,847
Investments Purchased With Proceeds From Securities Lending	—	1,570,800	—	1,570,800
Total Investments in Securities, at value	$19,925,483	$1,814,647	$—	$21,740,130

^  See Schedules of Investments for breakout of investments by industry group classification.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B. Certain Risks. Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds. The shares of the Funds are referred to herein as “Fund Shares” or “Shares”.

ETF and Other Investment Companies Risk — When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk — Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product (“ETP”) in which a Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.

Equity Securities Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If a Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Fluctuation of Net Asset Value — The NAV of the Shares will fluctuate with changes in market value of the Funds’ holdings.

Shares are Not Individually Redeemable — Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.

C. Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)

total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions and losses deferred due to wash sales.

D. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Premiums and discounts are amortized/accreted using the effective interest method over the lives of the respective debt instruments.

E. Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Rising Income 3000 ETF, WBI BullBear Value 3000 ETF, WBI BullBear Quality 3000 ETF, WBI Power Factor® High Dividend ETF, and WBI BullBear Trend Switch US 3000 Total Return ETF on a quarterly basis. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Yield 3000 ETF, and WBI BullBear Global Income ETF, and WBI BullBear Trend Switch US Total Return ETF on a monthly basis. Distributions from net realized gains on securities are normally declared and paid by all Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange where the Funds’ shares are listed, is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

G. Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

H. Expenses. Expenses directly attributable to a Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based either upon relative average net assets or evenly among the Funds.

I. Subsequent Events. In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to the end of the reporting period, that materially impacted that amounts or disclosures in the Funds financial statements.

J. New Accounting Pronouncements and Other Matters. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 — MANAGEMENT FEE

Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment advisor, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of and policies of the Board. Under the Advisory Agreement for the Funds the Advisor may retain an investment sub-advisor for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-advisor and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets (calculated daily and paid monthly) of WBI BullBear Rising Income 3000 ETF, WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, WBI BullBear Quality 3000 ETF, and WBI BullBear Global Income ETF.  For the services the Sub-Advisor provides to WBI Power Factor® High Dividend ETF, the Sub-Advisor receives a fee that is equal to 0.55% per year of average daily net assets, which is calculated daily and paid monthly. The Advisor is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)

Separately, under the Advisory Agreement, for the WBI BullBear Trend Switch US 3000 Total Return ETF and WBI BullBear Trend Switch US Total Return ETF (the “Fund”), the Advisor has agreed to pay or will cause its affiliated Sub-Advisor to pay, all of the expenses of the Funds, except for: the fee payment under the Advisory Agreement, payments under the Funds’ 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the independent Trustees (including independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Funds may be a party and indemnification of the Trustees and officers with respect thereto). For the services the Sub-Advisor provides to the Fund, the Sub-Advisor receives a fee that is equal to 0.65% per year of the average daily net assets of the Funds which is calculated daily and paid monthly. The Advisor is paid 0.04% of the Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.

NOTE 4 — PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Sub-Advisory Agreement, the Sub-Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. The Sub-Advisor typically determines to execute portfolio transactions through the Advisor in its capacity as a registered broker-dealer. For the current fiscal period, the Funds paid the Affiliated Broker Dealer, $0 for brokerage commissions. However, the Affiliated Broker Dealer did receive indirect compensation in the form of payment for order flow (“PFOF”). PFOF is compensation that the Affiliated Broker Dealer receives for providing liquidity to certain market destinations related to the Sub-Advisor’s customer orders routed to these market destinations.

NOTE 5 — EXPENSE LIMITATION AND REIMBURSEMENT

The Sub-Advisor has entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of each Fund until at least October 31, 2020 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of WBI Power Factor® High Dividend ETF is limited to 0.70% and WBI BullBear Rising Income 3000 ETF, WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, WBI BullBear Quality 3000 ETF, and WBI BullBear Global Income ETF is limited to 1.25% of average net assets (the “Expense Caps”). The Sub-Advisor may discontinue its obligations under the Agreements at any time in its sole discretion after the Expiration Date. The Funds have agreed to repay the amounts borne by the Sub-Advisor under the Agreements within the three year period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the Funds are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. The repayment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap.

The following table shows the remaining waived and/or reimbursed expenses subject to potential recovery during the current fiscal period. The Sub-Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated:

	Expiration
	June 30, 2020	June 30, 2021	June 30, 2022	December 31, 2022
WBI Power Factor® High Dividend ETF	$57,475	$71,269	$17,864	$4,223

During the current fiscal period, the amount recouped by the sub-advisor was as follows:

Amount
WBI Power Factor® High Dividend ETF	$376

The Funds must pay their current ordinary operating expense before the Sub-Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval.

NOTE 6 — COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS

The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside”), whereby Foreside agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing, and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.

NOTE 7 — SECURITIES LENDING

The Funds may lend up to 331⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A (“the Custodian” and

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)

“Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars and shall be collateralized in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the current fiscal period, Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Collateral Received*
WBI BullBear Rising Income 3000 ETF	$11,105,938	$11,335,408
WBI BullBear Value 3000 ETF	6,952,007	7,119,271
WBI BullBear Yield 3000 ETF	12,140,382	12,434,255
WBI BullBear Quality 3000 ETF	6,725,346	6,891,274
WBI BullBear Global Income ETF	19,325,384	19,732,627
WBI Power Factor® High Dividend ETF	19,987,281	20,384,551
WBI BullBear Trend Switch US 3000 Total Return ETF	98,640	100,800
WBI BullBear Trend Switch US Total Return ETF	1,537,140	1,570,800
________

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period, was as follows:

Fees and Interest Income Earned

Fund	Creation Unit
WBI BullBear Rising Income 3000 ETF	50,000
WBI BullBear Value 3000 ETF	50,000
WBI BullBear Yield 3000 ETF	50,000
WBI BullBear Quality 3000 ETF	50,000
WBI BullBear Global Income ETF	50,000
WBI Power Factor® High Dividend ETF	50,000
WBI BullBear Trend Switch US 3000 Total Return ETF	25,000
WBI BullBear Trend Switch US Total Return ETF	25,000

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting during the current fiscal period.

			Gross Amounts	Net Amounts
		Gross Amounts	Offset in the	Presented in the
		of Recognized	Statement of	Statement of	Collateral	Net
Fund	Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Received	Amount
WBI BullBear Rising Income 3000 ETF	Securities Lending	$11,335,408	$—	$11,335,408	$11,335,408	$—
WBI BullBear Value 3000 ETF	Securities Lending	7,119,271	—	7,119,271	7,119,271	—
WBI BullBear Yield 3000 ETF	Securities Lending	12,434,255	—	12,434,255	12,434,255	—
WBI BullBear Quality 3000 ETF	Securities Lending	6,891,274	—	6,891,274	6,891,274	—
WBI BullBear Global Income ETF	Securities Lending	19,732,627	—	19,732,627	19,732,627	—
WBI Power Factor® High Dividend ETF	Securities Lending	20,384,551	—	20,384,551	20,384,551	—
WBI BullBear Trend Switch
US 3000 Total Return ETF	Securities Lending	100,800	—	100,800	100,800	—
WBI BullBear Trend Switch US
Total Return ETF	Securities Lending	1,570,800	—	1,570,800	1,570,800	—

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)

NOTE 8 — TAX INFORMATION

The tax character of distributions declared by the Funds during the six-months/period ended December 31, 2019 and year/period ended June 30, 2019 was as follows:

	For Six-Months/Period[1] Ended			Year/Period[2] Ended
	December 31, 2019			June 30, 2019
	Ordinary	Long Term	Return of	Ordinary	Long Term	Return of
Fund	Income	Capital Gain	Capital	Income	Capital Gain	Capital
WBI BullBear Rising Income 3000 ETF	$222,666	$—	$—	$561,691	$—	$—
WBI BullBear Value 3000 ETF	242,901	—	—	485,571	—	—
WBI BullBear Yield 3000 ETF	632,113	—	—	1,601,703	—	—
WBI BullBear Quality 3000 ETF	173,238	—	—	322,761	—	—
WBI BullBear Global Income ETF	2,141,215	—	—	3,929,336	—	—
WBI Power Factor® High Dividend ETF	2,385,753	—	—	5,130,398	254,258	—
WBI BullBear Trend Switch US 3000 Total Return ETF	1,204,221	964,261	—	40,995	—	—
WBI BullBear Trend Switch US Total Return ETF	571,030	649,594	—	N/A	N/A	N/A

[1]	Information for WBI BullBear Trend Switch US Total Return ETF is for the period from July 18, 2019 to December 31, 2019.
[2]	Information for WBI BullBear Trend Switch US 3000 Total Return ETF is for the period from May 28, 2019 to June 30, 2019.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined for the semi-annual period ended December 31, 2019.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero.

Each Fund’s cost basis of investments for federal income tax purposes as of December 31, 2019 was as follows+:

	WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear
	3000 ETF	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF
Cost of investments	$59,500,597	$59,233,759	$86,776,343	$53,742,559
Gross tax unrealized appreciation	4,722,132	3,555,798	5,678,225	3,630,784
Gross tax unrealized depreciation	(174,818)	(183,006)	(217,170)	(185,371)
Net tax unrealized appreciation	$4,547,314	$3,372,792	$5,461,055	$3,445,413
			WBI BullBear	WBI BullBear
	WBI BullBear	WBI Power	Trend Switch	Trend Switch
	Global	Factor® High	US 3000 Total	US Total
	Income ETF	Dividend ETF	Return ETF	Return ETF
Cost of investments	$113,073,106	$110,763,396	$42,967,696	$21,449,356
Gross tax unrealized appreciation	1,256,598	6,626,439	626,608	290,774
Gross tax unrealized depreciation	—	(2,156,347)	—	—
Net tax unrealized appreciation	$1,256,598	$4,470,092	$626,608	$290,774

+
Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The components of distributable earnings (losses) for federal income tax purposes as of June 30, 2019 were as follows:

	WBI BullBear
	Rising Income	WBI BullBear	WBI BullBear	WBI BullBear
	3000 ETF	Value 3000 ETF	Yield 3000 ETF	Quality 3000 ETF
Net tax unrealized appreciation (depreciation)	$2,156,701	$670,105	$2,308,173	$2,564,133
Undistributed ordinary income	—	20,961	59,932	—
Undistributed long term gain (loss)	—	—	—	—
Total distributable earnings	—	20,961	59,932	—
Other accumulated gain (loss)	(17,885,556)	(3,434,315)	(21,139,629)	(10,840,526)
Total accumulated gain (loss)	$(15,728,855)	$(2,743,249)	$(18,771,524)	$(8,276,393)

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)

			WBI BullBear	WBI BullBear
	WBI BullBear	WBI Power	Trend Switch	Trend Switch
	Global	Factor® High	US 3000 Total	US Total
	Income ETF	Dividend ETF	Return ETF	Return ETF*
Net tax unrealized appreciation (depreciation)	$1,050,245	$(3,726,682)	$492,848	N/A
Undistributed ordinary income	—	70,859	72,639	N/A
Undistributed long term gain	—	—	—	N/A
Total distributable earnings	—	70,859	72,639	N/A
Other accumulated (loss)	(6,357,538)	(5,782,198)	—	N/A
Total accumulated gain	$(5,307,293)	$(9,438,021)	$565,487	N/A

*	Fund commenced operations on July 18, 2019.

Net capital losses incurred after October 31, 2018, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of June 30, 2019, the Funds deferred, on a tax basis, no late year losses, except for WBI Power Factor® High Dividend ETF that deferred $5,782,198.

As of June 30, 2019, the Funds had the following short-term capital loss carryforward available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
WBI BullBear Rising Income 3000 ETF	$17,885,556	$—
WBI BullBear Value 3000 ETF	3,433,673	642
WBI BullBear Yield 3000 ETF	21,139,629	—
WBI BullBear Quality 3000 ETF	10,840,526	—
WBI BullBear Global Income ETF	6,357,538	—
WBI Power Factor® High Dividend ETF	—	—
WBI BullBear Trend Switch US 3000 Total Return ETF	—	—
WBI BullBear Trend Switch US Total Return ETF*	N/A	N/A

*	Fund commenced operations on July 18, 2019.

NOTE 9 — PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	All Other
Fund	Purchases	Sales
WBI BullBear Rising Income 3000 ETF	$125,796,484	$121,406,196
WBI BullBear Value 3000 ETF	139,169,320	131,824,908
WBI BullBear Yield 3000 ETF	195,639,511	182,847,497
WBI BullBear Quality 3000 ETF	139,009,018	134,046,306
WBI BullBear Global Income ETF	544,870,973	544,972,658
WBI Power Factor® High Dividend ETF	64,303,210	64,454,954
WBI BullBear Trend Switch US 3000 Total Return ETF	247,550,736	248,431,083
WBI BullBear Trend Switch US Total Return ETF	132,370,989	132,996,946

During the current fiscal period, the values of the in kind security transactions were as follows:

Fund	Subscriptions	Redemptions
WBI BullBear Rising Income 3000 ETF	$2,607,805	$17,907,114
WBI BullBear Value 3000 ETF	11,633,800	16,099,367
WBI BullBear Yield 3000 ETF	16,230,736	23,007,522
WBI BullBear Quality 3000 ETF	—	15,964,668
WBI BullBear Global Income ETF	—	42,715,352
WBI Power Factor® High Dividend ETF	3,406,023	19,110,477
WBI BullBear Trend Switch US 3000 Total Return ETF	11,448,433	14,389,071
WBI BullBear Trend Switch US Total Return ETF	23,830,093	3,535,473

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

NOTE 10 — SHARE TRANSACTIONS

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.

The Trust has entered into an agreement with NYSE Group, Inc. to list the Funds’ shares (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their NAV. The Funds will issue

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)

and redeem Shares on a continuous basis at NAV only in large blocks of Shares, called “Creation Units.” Each Fund’s typical creation unit size is as follows:

Fund	Creation Unit
WBI BullBear Rising Income 3000 ETF	50,000
WBI BullBear Value 3000 ETF	50,000
WBI BullBear Yield 3000 ETF	50,000
WBI BullBear Quality 3000 ETF	50,000
WBI BullBear Global Income ETF	50,000
WBI Power Factor® High Dividend ETF	50,000
WBI BullBear Trend Switch US 3000 Total Return ETF	25,000
WBI BullBear Trend Switch US Total Return ETF	25,000

Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

	WBI BullBear Rising Income 3000 ETF				WBI BullBear Value 3000 ETF
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2019		June 30, 2019		December 31, 2019		June 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	100,000	$2,715,500	1,050,000	$27,672,385	500,000	$13,545,800	750,000	$20,272,680
Shares issued in Connection
with Acquisition*	246,278	6,605,263	—	—	288,315	7,730,719	—	—
Shares Redeemed	(700,000)	(18,939,940)	(1,650,000)	(45,125,500)	(650,000)	(17,680,325)	(1,200,000)	(35,345,210)
	(353,722)	$(9,619,177)	(600,000)	$(17,453,115)	138,315	$3,596,194	(450,000)	$(15,072,530)
Beginning Shares	2,300,000		2,900,000		1,850,000		2,300,000
Ending Shares	1,946,278		2,300,000		1,988,315		1,850,000

	WBI BullBear Yield 3000 ETF				WBI BullBear Quality 3000 ETF
	Six-Months Ended		Year Ended		Six-Months Ended		Year Ended
	December 31, 2019		June 30, 2019		December 31, 2019		June 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	750,000	$17,952,855	1,900,000	$46,859,775	—	$—	1,550,000	$40,419,805
Shares issued in Connection
with Acquisition*	430,183	10,042,052	—	—	227,182	5,906,637	—	—
Shares Redeemed	(1,050,000)	(25,139,790)	(2,000,000)	(48,747,350)	(650,000)	(17,406,360)	(1,600,000)	(43,010,255)
	130,183	$2,855,117	(100,000)	$(1,887,575)	(422,818)	$(11,499,723)	(50,000)	$(2,590,450)
Beginning Shares	3,100,000		3,200,000		2,250,000		2,300,000
Ending Shares	3,230,183		3,100,000		1,827,182		2,250,000

	WBI BullBear Global Income ETF				WBI Power Factor® High Dividend ETF
	Six-Months Ended		Year Ended		Six-Months Ended		Period Ended
	December 31, 2019		June 30, 2019		December 31, 2019		June 30, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	3,350,000	$81,459,125	150,000	$3,460,740	4,650,000	$123,161,665
Shares Redeemed	(1,700,000)	(43,126,125)	(2,000,000)	(48,785,595)	(800,000)	(19,364,930)	(2,400,000)	(55,598,540)
	(1,700,000)	$(43,126,125)	1,350,000	$32,673,530	(650,000)	$(15,904,190)	2,250,000	$67,563,125
Beginning Shares	5,400,000		4,050,000		4,200,000		1,950,000
Ending Shares	3,700,000		5,400,000		3,550,000		4,200,000

Absolute Shares Trust

Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)

	WBI BullBear Trend Switch US 3000 Total Return ETF				WBI BullBear Trend Switch US Total Return ETF
	Six-Months Ended		Period Ended		Period Ended
	December 31, 2019		June 30, 2019		December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	550,000	$11,593,952	2,275,000	$46,464,350	1,200,000	$24,063,510
Shares Redeemed	(700,000)	(14,558,598)	—	—	(175,000)	(3,567,117)
	(150,000)	$(2,964,646)	2,275,000	$46,464,350	1,025,000	$20,496,393
Beginning Shares	2,275,000		—		—
Ending Shares	2,125,000		2,275,000		1,025,000

*  See Note 11 regarding the reorganization of Funds effective October 25, 2019.

NOTE 11 — PLAN OF REORGANIZATION

On July 31, 2019, the Board of Trustees of the Trust approved a plan of reorganization pursuant to which (1) each “Acquired Fund” was reorganized into the “Acquiring Fund,” as identified in the table below; and (2) each Acquired Fund was dissolved subsequent to this reorganization, effective October 25, 2019.

Acquired Fund	Acquiring Fund	Acquiring Fund (Former Name)
WBI BullBear Rising	WBI BullBear Rising	WBI BullBear Rising
Income 2000 ETF (WBIA)	Income 3000 ETF (WBIE)	Income 1000 ETF
WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Value 3000 ETF (WBIF)	WBI BullBear Value 1000 ETF
WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Yield 3000 ETF (WBIG)	WBI BullBear Yield 1000 ETF
WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Quality 3000 ETF (WBIL)	WBI BullBear Quality 1000 ETF

The tax free reorganization was effected by transferring all of the assets and liabilities of the Acquired Funds to the respective Acquiring Fund, in exchange for shares of the Acquiring Fund.

			Shares Issued by	Value of Shares Issued
Acquired Fund	Acquiring Fund	Exchange Ratio	Acquiring Fund	by Acquiring Fund
WBI BullBear Rising	WBI BullBear Rising	0.82092975	246,278	$6,605,263
Income 2000 ETF (WBIA)	Income 3000 ETF (WBIE)
WBI BullBear	WBI BullBear	0.82375976	288,315	7,730,719
Value 2000 ETF (WBIB)	Value 3000 ETF (WBIF)
WBI BullBear	WBI BullBear	0.78215107	430,183	10,042,052
Yield 2000 ETF (WBIC)	Yield 3000 ETF (WBIG)
WBI BullBear	WBI BullBear	0.75727610	227,182	5,906,637
Quality 2000 ETF (WBID)	Quality 3000 ETF (WBIL)

		Acquired Fund	Acquiring Fund	Acquiring Fund
		Net Assets	Net Assets	Net Assets
		Immediately	Immediately	Immediately
		Before the	Before the	After the
Acquired Fund	Acquiring Fund	Acquisition	Acquisition	Acquisition
WBI BullBear Rising	WBI BullBear Rising	$6,605,263	$52,299,452	$58,904,715
Income 2000 ETF (WBIA)	Income 3000 ETF (WBIE)
WBI BullBear Value	WBI BullBear Value	7,730,719	53,626,747	61,357,466
2000 ETF (WBIB)	3000 ETF (WBIF)
WBI BullBear	WBI BullBear	10,042,052	78,201,237	88,243,289
Yield 2000 ETF (WBIC)	Yield 3000 ETF (WBIG)
WBI BullBear Quality	WBI BullBear Quality	5,906,637	48,099,108	54,005,745
2000 ETF (WBID)	3000 ETF (WBIL)

Absolute Shares Trust

Expense Examples
For the Period Ended December 31, 2019 (Unaudited)

As a shareholder you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2019 — December 31, 2019) for all funds except for WBI BullBear Trend Switch US Total Return ETF, which is based on the period July 18, 2019 — December 31, 2019.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

WBI BullBear Rising Income 3000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2019	December 31, 2019	During the Period^
Actual	$1,000.00	$1,053.70	$5.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.53	$5.66

WBI BullBear Value 3000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2019	December 31, 2019	During the Period^
Actual	$1,000.00	$1,027.90	$5.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.47	$5.73

WBI BullBear Yield 3000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2019	December 31, 2019	During the Period^
Actual	$1,000.00	$1,035.60	$5.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.85	$5.34

WBI BullBear Quality 3000 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2019	December 31, 2019	During the Period^
Actual	$1,000.00	$1,008.20	$5.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.47	$5.72

Absolute Shares Trust

Expense Examples (concluded)
For the Six-Months Ended December 31, 2019 (Unaudited)

WBI BullBear Global Income ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2019	December 31, 2019	During the Period^
Actual	$1,000.00	$1,031.00	$5.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.17	$5.02

WBI Power Factor® High Dividend ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2019	December 31, 2019	During the Period^
Actual	$1,000.00	$1,102.80	$3.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.62	$3.56

WBI BullBear Trend Switch US 3000 Total Return ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2019	December 31, 2019	During the Period^
Actual	$1,000.00	$1,038.70	$3.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.69	$3.49

WBI BullBear Trend Switch US Total Return ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 18, 2019	December 31, 2019	During the Period
Actual	$1,000.00	$1,038.50	$3.34*
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.51	$3.67^
_________

^
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 184/366 to reflect the one-half year period.

*
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio multiplied by the average value during the period, multiplied by 166/366 to reflect the current period.

Absolute Shares Trust

Approval of Advisory Agreements and Board Considerations
(Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on March 5, 2019 to consider whether to approve, with respect to WBIN,: (1) the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of WBIN, and the Advisor, and (2) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor.

The Board considered approving the Advisory Agreement and the Sub-Advisory Agreement and the engagement of the Advisor and the Sub-Advisor separately, although the advisers are affiliates.

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), the Board requested, reviewed and considered materials furnished by the Advisor and the Sub-Advisor relevant to the Board’s consideration of whether to approve the Advisory Agreement and the Sub-Advisory Agreement. In connection with considering whether to approve the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. The consideration of approving the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services provided by each of the Advisor and the Sub-Advisor; (2) the investment advice and performance of each of the Advisor and the Sub-Advisor, including the reorganization plan with respect to the planned merging of several Funds; (3) the fees of the services provided and profits realized by each of the Advisor and the Sub-Advisor from their relationships with the Trust; (4) the expected expenses of WBIN and the extent to which economies of scale could be realized and are expected to reduce Fund expenses; (5) any benefits derived or to be derived by each of the Advisor and the Sub-Advisor from the relationship with the Trust; and (6) potential conflicts of interest and associated compliance regimes adopted by the Advisor and Sub-Advisor.

In reviewing such factors, the Board relied on certain information, including (1) copies of the Advisory Agreement and the Sub-Advisory Agreement; (2) information describing the Advisor, the Sub-Advisor and the services provided thereby; (3) information regarding the compliance programs of the Advisor and the Sub-Advisor; (4) copies of the Forms ADV for the Advisor and the Sub-Advisor; and (5) memoranda and guidance from K&L Gates LLP on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, as part of the Advisor and Sub-Advisor’s responses to submitted questions, the Board was provided with data and information comparing the advisory fees and expenses of WBIN with expenses and performance of other exchange-traded funds (“ETFs”) with similar investment objectives and policies (namely, active equity ETFs). The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable.

In particular, the Trustees, including the Independent Trustees, considered and discussed the following with respect to WBIN:

1.  The nature, extent and quality of the facilities and services provided by each of the Advisor and the Sub-Advisor. The Board received information on and considered the division of responsibility of services provided by the Advisor and the Sub-Advisor, including the fact that portfolio management would be conducted by the Sub-Advisor. In addition to the Sub-Advisor’s performance managing the Funds, the Board reviewed the experience and resources that the Sub-Advisor had in managing strategies similar to those utilized by WBIN, including information regarding the education and experience of management and investment personnel, particularly with respect to personnel and role changes at the Sub-Advisor.

The Board determined that WBIN would benefit from the services and resources available from the Advisor and the Sub-Advisor, with respect to their responsibilities under the Advisory and Sub-Advisory Agreements. In particular, they noted the extensive experience of the Sub-Advisor’s management personnel in developing and administering strategies utilized by the Funds, as well as the performance history of the Sub-Advisor since its inception. The Board also noted the compliance regimes of the Advisor and the Sub-Advisor and their effectiveness.

2.  The advisory fees paid by and overall expenses of WBIN. The Board considered comprehensive data and information comparing the advisory fees and expense ratios of WBIN. The Board acknowledged that WBIN was distinct in ways from their peer group of ETFs and that the universe of comparable funds had reduced in the prior year due to the withdrawal from the market by several active equity ETFs. Nevertheless, the Sub-Advisor’s peer group analysis and methodology had not substantially changed from the prior year. The Board determined that the advisory fees charged and overall expenses of WBIN were competitive and in line with the related universe of funds. The Advisor and Sub-Advisor also presented the Board with several “fall-out” benefits the Advisor or the Sub-Advisor derive from its relationship to the Trust and the Funds, including WBIN, such as the Sub-Advisor’s offering of the Funds to help expand the Sub-Advisor’s distribution channels for its other investment products. In light of the nature, quality, and extent of services provided by the Advisor and Sub-Advisor and the costs incurred by the Advisor and Sub-Advisor in rendering those services, and taking into account the “fall-out” benefits inured, the Board concluded that the level of fees paid to the Advisor and Sub-Advisor with respect to each Fund, including WBIN, were fair and reasonable.

3. Brokerage and portfolio transactions. The Board was presented with materials and a thorough discussion of the brokerage practices of the Advisor, in its capacity as an affiliated broker-dealer, and Sub-Advisor, including a walk-through of the Advisor’s ability to continue providing commission-free trading to the Funds, including WBIN, and the Advisor’s track record for delivering effective brokerage execution services for the benefit of the Funds compared to services that could otherwise be expected from unaffiliated broker-dealers. The Advisor presented on its execution services and policies and the Sub-Advisor discussed its policies and procedures for allocating brokerage. Additionally, the Board considered information relating to the amount, sources and transactions generating payments for order flow that the Advisor received in its capacity as an

Absolute Shares Trust

Approval of Advisory Agreements and Board Considerations
(Unaudited) (concluded)

affiliated broker-dealer the last year, in light of both the advisory fees paid and generally as related to the Advisor and/or Sub-Advisor adhering to their best execution obligations and Rule 17e-1 procedures, upon execution of portfolio transactions for each of the Funds. The Independent Trustees determined the brokerage policies of both the Advisor and Sub-Advisor would benefit WBIN.

4. Financial condition of each of the Advisor and the Sub-Advisor. After considering information relating to the financial condition of the Advisor and Sub-Advisor, as well as the fees and operating costs relating to the management of the Funds, the Board determined that each of the Advisor and Sub-Advisor continue to be capable of providing services to WBIN. In this determination, the Board considered the Sub-Advisor’s plan to reorganize several Funds and determined that such plan was in the best interest of each of the Funds.

5. Possible conflicts of interest. The Board considered the experience and ability of the advisory personnel assigned to the Funds, soft-dollar arrangements and the brokerage policies of the Advisor (including a discussion of the execution policies and total compensation earned by the Advisor in its capacity as affiliated broker-dealer, in the form of commissions, fees and other remuneration received, including payment for order flow), and the substance and administration of the Codes of Ethics of the Trust, the Advisor and the Sub-Advisor. The Board determined that the compliance policies of the Trust, Advisor and Sub-Advisor were each reasonably designed to monitor for and prevent violations of the federal securities laws and breaches of fiduciary duties.

6. Effect of the WBIN’s growth and size on its investment performance and expenses. The Board considered information relating to the year- over-year trading of the Funds. It determined that the expense ratios of the Funds, including WBIN, were well suited in light of expectations for continued asset accumulation and projected growth therefrom.

With respect to WBIN, the Board further noted that the Advisor and Sub-Advisor proposed charging a unitary advisory fee. The Advisor and Sub-Advisor noted that under the unitary fee structure, the Advisor, and not WBIN, would be responsible for paying almost all of the expenses necessary to service WBIN, including those of other service providers, and that the Advisor would bear the risk of these expenses increasing. The Board noted that WBIN was not expected to incur material additional expenses besides the unitary advisory fee, and received information regarding WBIN’s anticipated expense ratios. The Board considered that the unitary fee structure is becoming more prevalent among other active equity ETFs as a way to rationalize expenses for shareholders and obviate the need for an expense limitation agreement, and its subsequent annual renewals. The Board also observed that the unitary fee provides predictability in Fund expenses at various asset levels and also protects WBIN against the risks of increases in third-party service provider fees and other expenses covered under the unitary fee.

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Advisor to WBIN, as well as the costs incurred and the benefits gained by the Advisor in providing such services. The Board also found the investment advisory fees paid to the Advisor to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar expected size. Based on these and other considerations, the Board, in the exercise of its reasonable judgment, determined that the fees and expenses proposed for WBIN were fair and reasonable. As a result, all of the Board members, including the Independent Trustees, approved the Advisory Agreement.

With respect to the Sub-Advisor and based on the foregoing analysis and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the sub-advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Sub-Advisor to WBIN, as well as the costs incurred and the benefits gained by the Sub-Advisor in providing such services. Based on these and other considerations, the Board, in the exercise of its reasonable judgment, determined that the fees and expenses proposed for WBIN were fair and reasonable. As a result, all of the Trustees, including the Independent Trustees, approved the Sub-Advisory Agreement.

Absolute Shares Trust

Information About the Portfolio Holdings
(Unaudited)

The Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 772-5810.  Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are updated daily and posted on its website at www.wbietfs.com.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 772-5810, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.wbietfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 will be available by calling toll-free at (800) 772-5810 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 772-5810, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.wbietfs.com.

Frequency Distributions of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.wbietfs.com.

Absolute Shares Trust

Advisor
Millington Securities
331 Newman Springs Road Suite 101
Red Bank, New Jersey  07701

Sub-Advisor
WBI Investments, Inc
331 Newman Springs Road Suite 122
Red Bank, New Jersey  07701

Index Provider (WBIY only)
Solactive AG
Guiollettstraβe 54
60325 Frankfurt am Main, Germany

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, Minnesota  55402-7020

Independent Registered
Public Accounting Firm
KPMG LLP
51 John F. Kennedy Parkway
Short Hills, New Jersey  07078

Legal Counsel
K&L Gates LLP
599 Lexington Avenue
New York, New York  10022

WBI BullBear Rising Income 3000 ETF	WBIE
WBI BullBear Value 3000 ETF	WBIF
WBI BullBear Yield 3000 ETF	WBIG
WBI BullBear Quality 3000 ETF	WBIL
WBI BullBear Global Income ETF	WBII
WBI Power Factor® High Dividend ETF	WBIY
WBI BullBear Trend Switch US 3000 Total Return ETF	WBIT
WBI BullBear Trend Switch US Total Return ETF	WBIN

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title)*    /s/Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date    March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Don Schreiber, Jr.
Don Schreiber, Jr., President and Principal Executive Officer

Date    March 6, 2020

By (Signature and Title)*    /s/Steven Van Solkema
Steven Van Solkema, Treasurer and Principal Financial Officer

Date    March 9, 2020

* Print the name and title of each signing officer under his or her signature.